Warrants	12 Months Ended
Dec. 31, 2014
Warrants [Abstract]
Warrants

Note 11 - Warrants

In October 2014, the Company issued 75,000 warrants to a consultant to purchase common stock at an initial exercise price of $0.75 per share. The warrants vested immediately. The warrants expire in 5 years from the date of their issuance. The warrants may also be exercised on a cashless basis if the fair market value of one share of common stock on the calculation date is greater than the exercise price of the warrant, and include net cash settlement for fractional shares. As a result, the warrants are deemed to be subject to potential net cash settlement and must be classified as derivative liabilities.

The form of warrant agreement for the 5,000,000 registered warrants that the Company issued in its May 2014 public offering (the “Publicly Registered Warrants”) generally provides that, in the event a related registration statement or an exemption from registration is not available for the issuance or resale of the warrant shares upon exercise of the warrant, the holder may exercise the warrant on a cashless basis. Notwithstanding the availability of cashless exercise, U.S. GAAP provides that these registered warrants are deemed to be subject to potential net cash settlement and must be classified as derivative liabilities because (i) under federal securities laws, providing freely-tradable shares upon exercise of the warrants may not be within the Company's control in all circumstances, and (ii) the warrant agreements do not expressly provide that there is no circumstance in which the Company may be required to effect a net cash settlement of the warrants. The accounting guidance expressly precludes an evaluation of the likelihood that cash settlement could occur. The warrant agreement also contains anti-dilutive provisions that adjust the exercise price of the Publically Registered Warrants if the Company issues any common stock, securities convertible into common stock, or other securities (subject to certain exceptions) at a value below the then-existing exercise price of the May 2014 Publically Registered Warrants, which is $1.20 per warrant. Accordingly, the warrants have been classified as a derivative liability and reported, at each balance sheet date, at estimated fair value determined using the quoted market price for the warrants. On reporting dates where there are no active trades, the Company uses the last reported closing sales price of the warrants to determine the fair value. The warrants are exercisable at any time, and from time to time, from the date of issuance.

As part of the Offering, the Company issued its underwriter warrants to purchase up to 100,000 shares of common stock as underwriter compensation for this offering (the “Compensation Warrants”). If these warrants are exercised, each share may be purchased by the underwriters at an exercise price per share equal to $1.00 per share. The warrants expire in 5 years from the date of their issuance. The warrants are exercisable at any time, and from time to time, from and after the 181st day immediately following the date of effectiveness of the Offering's registration statement. The warrants may also be exercised on a cashless basis if the fair market value of one share of common stock on the calculation date is greater than the exercise price of the warrant. As a result, the Compensation Warrants are deemed to be subject to potential net cash settlement and must be classified as derivative liabilities, for the reasons set forth above.

In March 2014, the Company issued 17,334 warrants to debtors to purchase common stock at an initial exercise price of $3.75 per share. The warrants vested upon the closing of the financing from the debtors. The warrants expire in 5 years from the date of their issuance. The warrants included price protection provisions which provided for an adjustment to the per share exercise price of the warrants if the Company issues common stock at effective per share prices lower than the exercise price of the warrants up to and including the Offering closing price. The warrant agreements were revised on June 1, 2014, to remove the price protection provisions and decrease the initial exercise price to $1.00 per share. The warrants may also be exercised on a cashless basis if the fair market value of one share of common stock on the calculation date is greater than the exercise price of the warrant and include net cash settlement for fractional shares.

In March 2014, the Company issued 16,667 warrants to Freepoint to purchase common stock at an initial exercise price of $3.00 per share. The warrants vested upon the closing of the financing from the debtors. The warrants expire in 3 years from the date of their issuance. The warrants included price protection provisions which provided for an adjustment to the per share exercise price of the warrants if the Company issues common stock at effective per share prices lower than the exercise price of the warrants up to and including the Offering closing price. The warrant agreement was cancelled and a new warrant agreement issued effective May 5, 2014. The new agreement is exercisable for 100,000 shares of our common stock at an exercise price of $1.00 per share. The warrants may also be exercised on a cashless basis if the fair market value of one share of common stock on the calculation date is greater than the exercise price of the warrant and include net cash settlement for fractional shares.

On August 16, 2013, Enerpulse entered into a convertible note purchase agreement with Freepoint, pursuant to which Enerpulse agreed to issue and sell, and Freepoint agreed to purchase, a senior convertible promissory note in the principal amount of $1,750,000. In addition, Freepoint received a warrant that became exercisable May 21, 2014, the date the Company completed the Offering and expires on July 1, 2016. The warrant is exercisable for 87,500 shares of the Company's common stock. The initial exercise price of the warrant was $3.60 per share, 120% of the per share price of the Merger. On May 16, 2014, the warrant agreement was revised to decrease the exercise price to $1.20 per share, which resulted in the Company recording approximately $15,000 of additional amortization expense. The warrant may also be exercised on a cashless basis if the fair market value of one share of common stock on the calculation date is greater than the exercise price of the warrant.

On June 30, 2013, the Company entered into a letter agreement with its advisor, placement agent and underwriter (collectively, “underwriter”) in connection with various proposed transactions. Pursuant to the letter agreement, upon consummation of the Merger, the underwriter received a warrant (the “Resale Warrant”) to purchase 150,000 shares of our common stock. The Resale Warrant was issued as of September 4, 2013 and expires on September 3, 2018. The exercise price of the Resale Warrant is equal to $2.66 per share and the warrant is exercisable at any time, and from time to time, from and after the 181st day immediately following the date of effectiveness of the Offering's registration statement. The warrant may also be exercised in a cashless basis if the fair market value of one share of common stock on the calculation date is greater than the exercise price of the warrant.

In March 2013, the Company issued 225,936 warrants to investors to purchase common stock at an exercise price of $2.66 per share. The warrants were issued in connection with an offering of common stock to the same investors that purchased the shares of common stock for cash and vested upon the closing of the financing from the investors. The warrants expire in 10 years from the date of their issuance.

In October 2012, the Company issued 508,516 warrants to investors to purchase common stock at an exercise price of $2.66 per share. These warrants were issued in connection with the common stock offering to the same investors that purchased the shares of common stock for cash and vested upon the closing of the financing from the investors. The warrants expire in 10 years from their issuance.

On December 16, 2011, Louis S. Camilli purchased 87,009 shares of common stock and a warrant to purchase up to 15,537 shares of common stock for an aggregate purchase price of $198,822. The warrant is exercisable at an exercise price of $6.3976 and will expire on December 31, 2016. The warrant may also be exercised on a cashless basis if the fair market value of one share of common stock on the calculation date is greater than the exercise price of the warrant. The shares issuable upon exercise of the warrant are subject to adjustment for stock splits, stock dividends, reclassifications, reorganizations or other changes of the outstanding securities of the Company.

In May 2011, the Company issued 437,624 and 6,566 (total of 444,190) warrants to investors to purchase common stock at an exercise price of $2.74 and $2.28 per share, respectively. The 437,624 warrants were issued in connection with the common stock offering to the same investors that purchased the shares of common stock for cash and vested upon the closing of the financing from the investors. The warrants expire in 10 years from the date of their issuance. The 6,566 warrants were issued to Silicon Valley Bank in connection with a debt financing and expire in 10 years from the date of their issuance. The fair value of these warrants was determined to be nominal.

In November 2009 and February 2010, the Company issued 416,724 and 99,220 warrants, respectively, to investors to purchase common stock at an exercise price of $2.01 per share. The warrants were issued in connection with offerings of common stock to the same investors that purchased the shares of common stock for cash and vested upon the closing of the financings from the investors. The warrants expire in 10 years from the dates of their issuance.

In January 2007, the Company issued 35,514 warrants to investors to purchase common stock at an exercise price of $5.63 per share. The warrants were issued in connection with an offering of common stock to the same investors that purchased the shares of common stock for cash and vested upon the closing of the financing from the investors. The warrants expire in 10 years from the date of their issuance.

Accounting Standards Codification (“ASC”) 815 - Derivatives and Hedging provides guidance to determine what types of instruments, or embedded features in an instrument, are considered derivatives. This guidance can affect the accounting for convertible instruments that contain provisions to protect holders from a decline in the stock price, referred to as anti-dilution or down-round protection. Down-round provisions reduce the exercise price of a convertible instrument if a company either issues equity shares for a price that is lower than the exercise price of those instruments, or issues new convertible instruments that have a lower exercise price. The Company has determined that the Resale, Compensation, March 2014 and Publicly Registered Warrants, with their related down-round or net cash settlement provisions, should be treated as a derivative and thus classified as warrants liability in the December 31, 2014 consolidated balance sheet. The Company is required to report derivatives at fair value and record the fluctuations in fair value in current operations.

The Company recognizes the warrants liability at their respective fair values at inception and on each reporting date. The Company utilized a binomial option pricing model (“BOPM”) to develop its assumptions for determining the fair value of the warrants. Changes in the fair value of the derivative instrument liabilities and key assumptions at the issue date and each reporting date are as follows:

	March and October	Resale	Compensation	Publicly Registered
	2014 Warrants	Warrants	Warrants	Warrants	Total
Balance at December 31, 2013	$-	$-	$-	$-	$-
Orgination of derivative instrument	49,232	64,410	55,160	350,000	518,802
Loss on modification of derivative liabilities	31,356	-	-	-	31,356
Adjustment resulting from change in value of underlying asset	(52,838)	(44,610)	(35,460)	400,000	267,092

Balance at December 31, 2014	$27,750	$19,800	$19,700	$750,000	$817,250

	March and October 2014	Resale	Compensation
	Warrants	Warrants	Warrants
December 31, 2014:
Annual volatility	103% - 105%	103%	103%
Risk-free rate	1.07% - 1.78%	1.78%	1.78%
Dividend rate	-%	-%	-%
Contractual term	2.6 - 5.0	3.9	4.6
Closing price of common stock	$0.24	$0.24	$0.24
Conversion/exercise price	$0.75 - 1.00	$2.66	$1.00
Origination:
Annual volatility	60%	110%	111%
Risk-free rate	0.9% - 1.75%	1.56%	1.56%
Dividend rate	-%	-%	-%
Contractual term	3.0 - 5.0	4.0	5.0
Closing price of common stock	$0.30 - 3.00	$0.75	$0.75
Conversion/exercise price	$0.75 - 3.75	$2.66	$1.00

The warrants liability associated with the March, Resale and Compensation warrants is considered a Level 3 liability on the fair value hierarchy as the determination of fair values includes various assumptions about future activities, stock price, and historical volatility inputs. The warrants liability associated with the Publicly Registered Warrants is considered Level 2 liability on the fair value hierarchy as the determination of fair values includes the warrants quoted price, in a market that is not active. Significant unobservable inputs for the Level 3 warrants liability include (1) the estimated probability of the occurrence of a down round financing during the term over which the related warrants are exercisable, (2) the estimated magnitude of the down round and (3) the estimated magnitude of any net cash fractional share settlement. There were no transfers between Levels 1, 2, and 3 during the years ended December 31, 2014 or 2013.